Columbia Funds Series Trust I
                                  Supplement to the Prospectuses


        Columbia Tax-Exempt Fund                                  Columbia High Yield Municipal Fund
       Supplement to the Prospectus                                Columbia Small Cap Value Fund I
         dated April 1, 2007                                             Supplement to the Prospectus
                                                                            dated November 1, 2006

       Columbia California Tax-Exempt Fund
     Columbia Connecticut Tax-Exempt Fund                        Columbia High Yield Opportunity Fund
    Columbia Massachusetts Tax-Exempt Fund                         Columbia Strategic Income Fund
     Columbia New York Tax-Exempt Fund                                 Supplement to the Prospectus
   Columbia Intermediate Municipal Bond Fund                            dated October 1, 2006
Columbia Massachusetts Intermediate Municipal Bond Fund
 Columbia Connecticut Intermediate Municipal Bond Fund                 Columbia Core Bond Fund
  Columbia New Jersey Intermediate Municipal Bond Fund               Supplement to the Prospectuses
   Columbia New York Intermediate Municipal Bond Fund                     dated September 1, 2006
  Columbia Rhode Island Intermediate Municipal Bond Fund
     Supplement to the Prospectus dated March 1, 2007

               Columbia Liberty Fund
            Columbia Asset Allocation Fund                             Columbia Income Fund
             Columbia Dividend Income Fund                        Columbia Intermediate Bond Fund
              Columbia Common Stock Fund                        Columbia U.S. Treasury Index Fund
            Columbia Large Cap Growth Fund                        Columbia World Equity Fund
            Columbia Disciplined Value Fund                         Supplement to the Prospectus
             Columbia Small Cap Core Fund                             dated August 1, 2006
                 Supplement to the Prospectus
                    dated February 1, 2007                                  (the Funds)

                Columbia Balanced Fund
         Columbia Conservative High Yield Fund
           Columbia Federal Securities Fund
            Columbia Greater China Fund
           Columbia International Stock Fund
             Columbia Mid Cap Growth Fund
 Columbia Oregon Intermediate Municipal Bond Fund
           Columbia Real Estate Equity Fund
           Columbia Small Cap Growth Fund I
           Columbia Strategic Investor Fund
               Columbia Technology Fund
                 Supplement to the Prospectus
                     dated January 1, 2007
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Effective immediately, the prospectuses for Class A shares of the Funds are hereby supplemented as described below.

For all Funds, the section entitled "SALES CHARGES; Class A shares" is revised and replaced in its entirety with the following:

o Class A shares Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. Purchases by insurance company separate accounts for the benefit of group retirement plans may buy Class A shares without paying a front-end sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

INT-47/132461-0607                                                 June 14, 2007